SHARE-BASED COMPENSATION - Summary of assumptions used to determine estimated fair value of options (Details)	12 Months Ended
	Dec. 31, 2019 ¥ / shares	Dec. 31, 2018 ¥ / shares	Dec. 31, 2017 ¥ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	3.20%
Risk-free interest rate, Minimum		3.42%	3.03%
Risk-free interest rate, Maximum		3.78%	3.12%
Volatility	54.60%
Volatility, Minimum		53.40%	53.20%
Volatility, Maximum		56.20%	53.90%
Dividend yield	0.00%	0.00%	0.00%
Exercise multiples		2.2	2.2
Life of options (in years)	10 years	10 years	10 years
Fair value of underlying ordinary shares	¥ 72.1
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise multiples	2.2
Fair value of underlying ordinary shares		¥ 4.5	¥ 2.9
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise multiples	2.8
Fair value of underlying ordinary shares		¥ 12.7	¥ 4.3